Condensed Consolidated Statements of Convertible Preferred Stock and Stockholders’ Deficit (Unaudited) - USD ($) $ in Thousands		Preferred Stock Previously Reported Series A Convertible		Preferred Stock Previously Reported Series B Convertible		Preferred Stock Previously Reported Series C/C-1 Convertible		Preferred Stock Series A Convertible	Preferred Stock Series B Convertible	Preferred Stock Series C/C-1 Convertible	Common Stock Previously Reported		Common Stock		Additional paid in capital Previously Reported		Additional paid in capital	Accumulated deficit Previously Reported		Accumulated deficit	Previously Reported		Total
Balance at Dec. 31, 2022		$ 5,231		$ 13,701		$ 46,217									$ 5,676			$ (105,447)			$ (99,771)
Balance (in Shares) at Dec. 31, 2022		4,350,314		5,293,175		8,220,445					25,689
Issuance of common stock upon exercise of stock options															23						23
Issuance of common stock upon exercise of stock options (in Shares)											155
Stock-based compensation expense															33						33
Net loss																		(10,281)			(10,281)		$ (10,281)
Balance at Dec. 31, 2023		$ 5,231		$ 13,701		$ 46,217									5,732			(115,728)			(109,996)		(109,996)
Balance (in Shares) at Dec. 31, 2023		4,350,314		5,293,175		8,220,445					25,844	[1]
Stock-based compensation expense															5						5
Net loss																		(2,071)			(2,071)
Balance at Mar. 31, 2024		$ 5,231		$ 13,701		$ 46,217									5,737			(117,799)			(112,062)
Balance (in Shares) at Mar. 31, 2024		4,350,314		5,293,175		8,220,445					25,844	[1]
Balance at Dec. 31, 2023		$ 5,231		$ 13,701		$ 46,217									5,732			(115,728)			(109,996)		$ (109,996)
Balance (in Shares) at Dec. 31, 2023		4,350,314		5,293,175		8,220,445					25,844	[1]
Issuance of common stock upon exercise of stock options (in Shares)
Net loss																							$ (6,978)
Balance at Sep. 30, 2024								$ 5,231	$ 13,701	$ 46,217							$ 5,748			$ (122,706)			(116,958)
Balance (in Shares) at Sep. 30, 2024								4,350,314	5,293,175	8,220,445			25,844	[1]
Balance at Dec. 31, 2023		$ 5,231		$ 13,701		$ 46,217									5,732			(115,728)			(109,996)		(109,996)
Balance (in Shares) at Dec. 31, 2023		4,350,314		5,293,175		8,220,445					25,844	[1]
Issuance of common stock upon exercise of stock options
Stock-based compensation expense															21						21
Net loss																		(9,230)			(9,230)		(9,230)
Balance at Dec. 31, 2024		$ 5,231	[2]	$ 13,701	[2]	$ 46,217	[2]								5,753	[2]		(124,958)	[2]		(119,205)	[2]	(119,205)
Balance (in Shares) at Dec. 31, 2024	[2]	4,350,314		5,293,175		8,220,445					25,844
Balance at Mar. 31, 2024		$ 5,231		$ 13,701		$ 46,217									5,737			(117,799)			(112,062)
Balance (in Shares) at Mar. 31, 2024		4,350,314		5,293,175		8,220,445					25,844	[1]
Stock-based compensation expense																	6						6
Net loss																		(2,410)			(2,410)
Balance at Jun. 30, 2024		$ 5,231		$ 13,701		$ 46,217									5,743			(120,209)			(114,466)
Balance (in Shares) at Jun. 30, 2024		4,350,314		5,293,175		8,220,445					25,844	[1]
Stock-based compensation expense																	5						5
Net loss																				(2,497)			(2,497)
Balance at Sep. 30, 2024								$ 5,231	$ 13,701	$ 46,217							5,748			(122,706)			(116,958)
Balance (in Shares) at Sep. 30, 2024								4,350,314	5,293,175	8,220,445			25,844	[1]
Balance at Dec. 31, 2024		$ 5,231	[2]	$ 13,701	[2]	$ 46,217	[2]								5,753	[2]		(124,958)	[2]		(119,205)	[2]	(119,205)
Balance (in Shares) at Dec. 31, 2024	[2]	4,350,314		5,293,175		8,220,445					25,844
Stock-based compensation expense															5						5
Net loss																		(2,716)			(2,716)
Balance at Mar. 31, 2025		$ 5,231		$ 13,701		$ 46,217									5,758			(127,674)			(121,916)
Balance (in Shares) at Mar. 31, 2025		4,350,314		5,293,175		8,220,445					25,844	[2]
Balance at Dec. 31, 2024		$ 5,231	[2]	$ 13,701	[2]	$ 46,217	[2]								5,753	[2]		(124,958)	[2]		(119,205)	[2]	$ (119,205)
Balance (in Shares) at Dec. 31, 2024	[2]	4,350,314		5,293,175		8,220,445					25,844
Issuance of common stock upon exercise of stock options (in Shares)
Net loss																							$ (27,256)
Balance at Sep. 30, 2025																	118,254			(152,214)			(33,960)
Balance (in Shares) at Sep. 30, 2025	[2]												556,416
Balance at Mar. 31, 2025		$ 5,231		$ 13,701		$ 46,217									5,758			(127,674)			(121,916)
Balance (in Shares) at Mar. 31, 2025		4,350,314		5,293,175		8,220,445					25,844	[2]
Stock-based compensation expense																	82						82
Net loss																				(2,348)			(2,348)
Balance at Jun. 30, 2025		$ 5,231		$ 13,701		$ 46,217									$ 5,840			$ (130,022)			$ (124,182)
Balance (in Shares) at Jun. 30, 2025		4,350,314		5,293,175		8,220,445					25,844	[2]
Stock-based compensation expense																	189						189
Conversion of preferred stock into common stock								$ (5,231)	$ (13,701)	$ (46,217)							65,149						65,149
Conversion of preferred stock into common stock (in Shares)								(4,350,314)	(5,293,175)	(8,220,445)			82,377	[2]
Common stock issued to employees																	428						428
Common stock issued to employees (in Shares)	[2]												6,363
Conversion of debt to common shares in connection with the merger																	46,891						46,891
Conversion of debt to common shares in connection with the merger (in Shares)	[2]												197,099
Issuance of common stock to Northview stockholders as a result of the merger																	(12,346)						(12,346)
Issuance of common stock to Northview stockholders as a result of the merger (in Shares)	[2]												86,431
Issuance of inducement shares to related party in connection with the merger																	7,254						7,255
Issuance of inducement shares to related party in connection with the merger (in Shares)	[2]												38,691
Issuance in shares in connection with exercise of ELOC																	3,537						3,537
Issuance in shares in connection with exercise of ELOC (in Shares)	[2]												107,611
Issuance of warrants in connection with exercise of ELOC Warrants																	982						982
Issuance in shares in connection with exercise of ELOC Warrants
Issuance in shares in connection with exercise of ELOC Warrants (in Shares)	[2]												12,000
Issuance of warrants to financial advisor in connection with the merger																	330						330
Net loss																				(22,192)			(22,192)
Balance at Sep. 30, 2025																	$ 118,254			$ (152,214)			$ (33,960)
Balance (in Shares) at Sep. 30, 2025	[2]												556,416

[1]	Retroactively restated for the reverse recapitalization as described in Note 3.
[2]	Retroactively restated for the Reverse Stock Split as described in Note 2 and the reverse recapitalization as described in Note 3.